Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans - Narratives (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Contributions by employer		$ 43,000,000	$ 50,000,000	$ 37,000,000
Settlement cost		$ 6,000,000	0	0
Dynegy, Inc | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	46.00%	46.00%
Dynegy, Inc | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	54.00%	54.00%
EEI | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	60.00%	60.00%
EEI | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	40.00%	40.00%
Phantom Stock Plan
Defined Benefit Plan Disclosure [Line Items]
Compensation expense recognized		$ 1,000,000	1,000,000	4,000,000
Dynegy Inc. 401(K) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
Compensation expense recognized		$ 15,000,000	10,000,000	7,000,000
Employer matching contribution, percent		100.00%
Maximum annual employee contribution, percent		5.00%
Employers matching contribution, annual vesting percent		50.00%
Employer discretionary contribution		$ 0	0	0
EEI Other post-employment benefit plan
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, net of tax gain	$ 17,000,000
Settlement cost	6,000,000
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	501,000,000	501,000,000	481,000,000
Amortization of prior service credit and net actuarial loss (gain)		1,000,000	1,000,000	2,000,000
Prior service credit		1,000,000	1,000,000	1,000,000
Estimated employer contributions to pension plans for remainder of fiscal year	0	0	4,000,000
Service cost		16,000,000	14,000,000	12,000,000
Estimated future employer contributions in next fiscal year	2,000,000	$ 2,000,000
Pension Plans | EEI Other post-employment benefit plan
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on assets for next fiscal year		6.40%
Pension Plans | DYN Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on assets for next fiscal year		6.20%
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	42,000,000	$ 42,000,000	74,000,000
Prior service credit		4,000,000	3,000,000	3,000,000
Estimated employer contributions to pension plans for remainder of fiscal year	2,000,000	2,000,000	0
Service cost		1,000,000	$ 1,000,000	$ 1,000,000
Estimated future employer contributions in next fiscal year	$ 4,000,000	$ 4,000,000
Other Benefits | Union Employees
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on assets for next fiscal year		6.90%
Other Benefits | Salaried employees
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on assets for next fiscal year		5.50%